DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	AGENCY ASSET BACKED SECURITIES — 1.7%
	AGENCY CMBS — 0.7%
2,537,460	Freddie Mac Military Housing Bonds Series 2015-R1 C3(a),(b) (i)		5.9280	11/25/52	$ 2,199,049
2,743,490	Government National Mortgage Association Series 2007-15 IO(b),(c)		1.5960	03/16/47	23,396
4,279,474	Government National Mortgage Association Series 2015-6 IO(b),(c)		0.4720	02/16/51	44,716
2,596,220	Government National Mortgage Association Series 2013-15 IO(b),(c)		0.5620	08/16/51	55,292
485,085	Government National Mortgage Association Series 2012-72 IO(b),(c)		0.4830	11/16/52	2,259
252,267	Government National Mortgage Association Series 2015-122 IO(b),(c)		0.5840	05/16/57	282
					2,324,994
	COLLATERALIZED MORTGAGE OBLIGATIONS — 1.0%
1,019,310	Fannie Mae REMICS Series 2012-90 SA(c),(d)	SOFR30A + 5.936%	0.5980	08/25/42	99,287
4,424,134	Fannie Mae REMICS Series 2012-144 SH(c),(d)	SOFR30A + 5.986%	0.6480	01/25/43	554,587
3,782,414	Fannie Mae REMICS Series 2017-16 CS(c),(d)	SOFR30A + 5.936%	0.5980	03/25/47	451,352
2,420,812	Fannie Mae REMICS Series 2017-14 DS(c),(d)	SOFR30A + 5.936%	0.5980	03/25/47	292,830
2,408,331	Fannie Mae REMICS Series 2017-68 SN(c),(d)	SOFR30A + 6.036%	0.6980	09/25/47	294,860
1,845,128	Fannie Mae REMICS Series 2018-64 SE(c),(d)	SOFR30A + 6.086%	0.7480	09/25/48	210,415
610,533	Freddie Mac REMICS Series 4238 NS(c),(d)	SOFR30A + 6.586%	1.2470	02/15/42	64,537
3,358,266	Freddie Mac REMICS Series 4416 DS(c),(d)	SOFR30A + 5.986%	0.6470	12/15/44	375,021
196,105	Freddie Mac REMICS Series 4583 ST(c),(d)	SOFR30A + 5.886%	0.5470	05/15/46	20,135
1,716,216	Freddie Mac REMICS Series 4685 SA(c),(d)	SOFR30A + 5.986%	0.6470	05/15/47	229,820
3,751,205	Freddie Mac REMICS Series 4718 SC(c),(d)	SOFR30A + 6.036%	0.6970	09/15/47	488,250
1,225,544	Freddie Mac REMICS Series 4796 AS(c),(d)	SOFR30A + 6.086%	0.7470	05/15/48	152,924
10,252,676	Government National Mortgage Association Series 2019-111 SK(c),(d)	TSFR1M + 3.316%	0.0001	09/20/49	196,631
					3,430,649

	TOTAL AGENCY ASSET BACKED SECURITIES (Cost $18,777,585)				5,755,643

	NON-AGENCY ASSET BACKED SECURITIES — 110.4%
	COLLATERALIZED MORTGAGE OBLIGATIONS — 35.8%
36,148	Adjustable Rate Mortgage Trust 2005-4 Series 2005-4 3A1(b)		5.2680	08/25/35	35,316
1,649,528	Adjustable Rate Mortgage Trust 2007-1 Series 2007-1 5A1(d)	TSFR1M + 0.414%	5.7700	03/25/37	1,918,726
138,039	Alternative Loan Trust 2003-4CB Series 2003-4CB B1(b)		6.1160	04/25/33	73,980
92,054	Alternative Loan Trust 2003-J2 Series 2003-J2 B1		6.0000	10/25/33	81,269
339,567	Alternative Loan Trust 2005-22T1 Series 2005-22T1 A2(c),(d) (i)	TSFR1M + 4.956%	0.0001	06/25/35	24,512
558,127	Alternative Loan Trust 2005-45 Series 2005-45 2A1(d)	12MTA + 2.050%	7.0620	10/20/35	392,742
1,129,553	Alternative Loan Trust 2005-50CB Series 2005-50CB 3A1		6.0000	11/25/35	436,751

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 110.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 35.8% (Continued)
332,998	Alternative Loan Trust 2005-56 Series 2005-56 5A1(d)	TSFR1M + 0.754%	6.1100	11/25/35	$ 265,880
594,035	Alternative Loan Trust 2005-65CB Series 2005-65CB 2A4		5.5000	12/25/35	421,608
409,167	Alternative Loan Trust 2005-65CB Series 2005-65CB 1A5(d)	TSFR1M + 0.864%	5.5000	01/25/36	256,929
1,605,849	Alternative Loan Trust 2006-32CB Series 2006-32CB A8(c),(d) (i)	TSFR1M + 5.156%	0.0001	11/25/36	135,973
462,669	Alternative Loan Trust 2006-36T2 Series 2006-36T2 1A9(d)	TSFR1M + 1.014%	6.3700	12/25/36	166,703
162,175	Alternative Loan Trust 2006-HY10 Series 2006-HY10 2A1(b)		4.3250	05/25/36	141,654
294,588	Alternative Loan Trust 2006-J3 Series 2006-J3 2A1		4.7500	12/29/24	235,178
158,209	Alternative Loan Trust 2006-J5 Series 2006-J5 1A4		6.5000	09/25/36	86,207
21,854,639	Alternative Loan Trust 2006-OA10 Series 2006-OA10 XBI(c), (e) (i)		0.0001	08/25/46	170,313
5,162,858	Alternative Loan Trust 2006-OA10 Series 2006-OA10 XAD(c),(e) (i)		0.0001	08/25/46	25,315
1,042,632	Alternative Loan Trust 2006-OA11 Series 2006-OA11 A1B(d)	TSFR1M + 0.494%	5.8500	09/25/46	999,755
13,423,583	Alternative Loan Trust 2006-OA14 Series 2006-OA14 X2(b),(c) (i)		0.0001	11/25/46	11,642
5,563,241	Alternative Loan Trust 2006-OA17 Series 2006-OA17 2X(b),(c)		1.0210	12/20/46	393,670
36,169,231	Alternative Loan Trust 2006-OA2 Series 2006-OA2 X1P(b),(c)		0.1130	05/20/46	290,084
14	Alternative Loan Trust 2006-OC6 Series 2006-OC6 2A2A(d) (i)	TSFR1M + 0.434%	5.7900	07/25/36	— (j)
148,875	Alternative Loan Trust Resecuritization 2006-22R Series 2006-22R 2A2		6.2500	05/25/36	83,979
1,184,483	American Home Mortgage Assets Trust 2005-1 Series 2005-1 3A22(d)	TSFR1M + 0.774%	6.1300	11/25/35	1,034,601
442,137	American Home Mortgage Assets Trust 2006-1 Series 2006-1 1A2(d)	TSFR1M + 0.304%	5.6600	05/25/46	378,803
186,907	American Home Mortgage Assets Trust 2006-2 Series 2006-2 1A1(d)	12MTA + 0.960%	5.9720	09/25/46	165,194
143,842	American Home Mortgage Assets Trust 2007-5 Series 2007-5 A1(d)	TSFR1M + 0.494%	5.8500	06/25/47	126,949
2,804,535	American Home Mortgage Investment Trust 2005-4 Series 2005-4 1A2(d)	TSFR1M + 0.874%	6.2300	11/25/45	2,808,173
493,096	American Home Mortgage Investment Trust 2006-3 Series 2006-3 11A2(d)	TSFR1M + 0.574%	5.9300	12/25/46	474,961
4,107,629	American Home Mortgage Investment Trust 2007-2 Series 2007-2 12A1(d)	TSFR1M + 0.654%	6.0100	03/25/37	1,532,618
801,439	Banc of America Alternative Loan Trust 2006-5 Series 2006-5 CBIO(c)		6.0000	06/25/46	143,598
1,398,913	Banc of America Alternative Loan Trust 2006-6 Series 2006-6 CBIO(c)		6.0000	07/25/46	177,300
168,660	Banc of America Alternative Loan Trust 2006-8 Series 2006-8 1A5(c),(d)	TSFR1M + 772.262%	6.0000	11/25/36	31,100
339,444	Banc of America Alternative Loan Trust 2006-8 Series 2006-8 XIO(c)		6.0000	11/25/46	69,976
2,921,975	Banc of America Funding 2005-C Trust Series 2005-C M2(d)	TSFR1M + 0.764%	6.1220	05/20/35	2,248,857
61,301	Banc of America Funding 2005-F Trust Series 2005-F 1A1(d)	TSFR1M + 0.734%	6.0920	09/20/35	44,321
1,380,432	Banc of America Funding 2006-D Trust Series 2006-D 1A2(d)	TSFR1M + 0.674%	6.0320	05/20/36	403,230
466,686	Banc of America Mortgage 2007-1 Trust Series 2007-1 2IO(c)		6.0000	01/25/37	69,055
566,615	BCAP, LLC 2008-RR3 Trust Series 2008-RR3 A1B(a),(b)		6.6950	10/25/36	173,396
1,703,858	BCAP, LLC 2009-RR4 Trust Series 2009-RR4 1A2(a),(b)		61.4310	06/26/37	463,493
80,320	Bear Stearns ALT-A Trust Series 2004-7 1A1(b) (i)		2.6250	10/25/34	52,666

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 110.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 35.8% (Continued)
713,396	Bear Stearns ALT-A Trust 2003-5 Series 2003-5 M(b)		5.5690	12/25/33	$ 653,562
249,578	Bear Stearns ALT-A Trust 2003-6 Series 2003-6 B1(b)		5.0470	01/25/34	147,184
1,482,616	Bear Stearns ALT-A Trust 2005-10 Series 2005-10 11A1(d)	TSFR1M + 0.614%	5.9700	01/25/36	1,450,146
967,475	Bear Stearns ALT-A Trust 2005-3 Series 2005-3 1A1(b)		3.9070	04/25/35	841,382
227,937	Bear Stearns ALT-A Trust 2005-7 Series 2005-7 25A1(b)		4.7690	09/25/35	92,276
1,258,353	Bear Stearns ALT-A Trust 2006-4 Series 2006-4 23A4(b)		4.1290	08/25/36	842,812
381,599	Bear Stearns ALT-A Trust 2007-2 Series 2007-2 1A1(d)	TSFR1M + 0.454%	5.8100	04/25/37	334,924
177,889	Bear Stearns ARM Trust 2004-6 Series 2004-6 2A2(b)		3.9800	09/25/34	131,349
307,775	Bear Stearns ARM Trust 2005-12 Series 2005-12 23A1(b)		4.6370	02/25/36	277,158
70,067	Bear Stearns ARM Trust 2007-4 Series 2007-4 22A1(b)		4.0670	06/25/47	62,983
30,189	Bear Stearns Asset Backed Securities I Trust Series 2004-AC5 A2(d)	TSFR1M + 0.514%	5.8700	10/25/34	26,125
213,436	Bear Stearns Asset Backed Securities Trust Series 2003-AC4 M1(e)		5.6580	09/25/33	124,234
41,304	Bear Stearns Asset Backed Securities Trust Series 2003-AC5 B(d)	TSFR1M + 4.989%	10.3450	10/25/33	53,538
35,348	Bear Stearns Asset Backed Securities Trust Series 2003-AC6 M2(d)	TSFR1M + 2.764%	8.1200	11/25/33	24,771
1,570,049	Bear Stearns Mortgage Funding Trust 2006-AR1 Series 2006-AR1 2A2(d)	TSFR1M + 0.634%	5.9900	08/25/36	2,055,249
312,680	Bear Stearns Mortgage Funding Trust 2006-AR5 Series 2006-AR5 1A1(d)	TSFR1M + 0.274%	5.6300	12/25/46	260,904
2,618,458	Bear Stearns Mortgage Funding Trust 2006-AR5 Series 2006-AR5 1A2(d)	TSFR1M + 0.324%	5.6800	12/25/46	2,706,951
2,383,016	Bear Stearns Mortgage Funding Trust 2007-AR1 Series 2007-AR1 1A2(d)	TSFR1M + 0.324%	5.6800	01/25/37	2,335,315
145,545	Bear Stearns Mortgage Funding Trust 2007-AR3 Series 2007-AR3 1A1(d)	TSFR1M + 0.254%	5.6100	03/25/37	123,576
1,909,619	Bear Stearns Mortgage Funding Trust 2007-AR3 Series 2007-AR3 1A2(d)	TSFR1M + 0.294%	5.6500	03/25/37	1,975,123
1,640,362	Bear Stearns Mortgage Funding Trust 2007-AR3 Series 2007-AR3 21A2(d)	TSFR1M + 0.494%	5.8500	04/25/37	1,642,923
21,669	Bear Stearns Mortgage Funding Trust 2007-SL1 Series 2007-SL1 1A(d)	TSFR1M + 0.434%	5.7900	03/25/37	22,786
368,485	Chase Mortgage Finance Trust Series 2005-S3 Series 2005-S3 A10		5.5000	11/25/35	269,143
22,670	Chase Mortgage Finance Trust Series 2007-A1 Series 2007-A1 5A2(b)		5.3030	02/25/37	20,818
42,310	Chase Mortgage Finance Trust Series 2007-A1 Series 2007-A1 7A1(b)		5.4600	02/25/37	41,954
566,409	ChaseFlex Trust Multi-Class Mortgage Pass-Through Series 2007-M1 2AV2(d)	TSFR1M + 0.344%	4.2040	08/25/37	445,799
656,588	Chevy Chase Funding, LLC Mortgage-Backed Series 2003-4A B1(a),(b)		5.9840	10/25/34	596,682
36,042	Chevy Chase Funding, LLC Mortgage-Backed Series 2004-2A A2(a),(d)	TSFR1M + 0.434%	5.7900	05/25/35	34,159
506,484	Chevy Chase Funding, LLC Mortgage-Backed Series 2004-4A B1(a),(b)		4.6330	10/25/35	377,439
435,034	Chevy Chase Funding, LLC Mortgage-Backed Series 2007-2A A2(a),(d)	TSFR1M + 0.294%	5.6500	05/25/48	273,513
484,506	CHL Mortgage Pass-Through Trust 2003-48 Series 2003-48 B1(b)		6.0400	10/25/33	27,290
234,590	CHL Mortgage Pass-Through Trust 2003-58 Series 2003-58 M(b)		6.1580	02/19/34	210,393
26,605	CHL Mortgage Pass-Through Trust 2004-25 Series 2004-25 1A2(d)	TSFR1M + 0.894%	6.2500	02/25/35	21,182
5,230,290	CHL Mortgage Pass-Through Trust 2004-29 Series 2004-29 2X(b),(c)		0.0001	02/25/35	52

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 110.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 35.8% (Continued)
39,652	CHL Mortgage Pass-Through Trust 2005-11 Series 2005-11 3A3(b)		3.6890	04/25/35	$ 27,332
20,260	CHL Mortgage Pass-Through Trust 2005-11 Series 2005-11 4A1(d)	TSFR1M + 0.384%	5.7400	04/25/35	18,453
250,487	CHL Mortgage Pass-Through Trust 2005-11 Series 2005-11 4A2(d)	TSFR1M + 0.434%	5.7900	04/25/35	140,106
211,880	CHL Mortgage Pass-Through Trust 2005-14 Series 2005-14 A3		5.5000	07/25/35	79,429
282,270	CHL Mortgage Pass-Through Trust 2005-2 Series 2005-2 2A3(d)	TSFR1M + 0.794%	6.1500	03/25/35	255,749
73,231	CHL Mortgage Pass-Through Trust 2006-HYB3 Series 2006-HYB3 2A1A(b)		4.0390	05/20/36	67,384
94,923	CHL Mortgage Pass-Through Trust 2007-HYB2 Series 2007-HYB2 3A1(b)		3.9610	02/25/47	81,080
258,965	CHL Mortgage Pass-Through Trust 2007-J3 Series 2007-J3 A9		6.0000	07/25/37	112,041
63,905	Citicorp Mortgage Securities Trust Series 2006-4 Series 2006-4 1A12		6.0000	08/25/36	38,481
33,758	Citicorp Mortgage Securities Trust Series 2007-7 Series 2007-7 APO(f)		0.0000	08/25/37	24,207
38,373	Citigroup Mortgage Loan Trust 2004-HYB2 Series 2004-HYB2 1A(b)		5.3250	03/25/34	36,222
131,840	Citigroup Mortgage Loan Trust 2005-3 Series 2005-3 2A2B(b)		5.3070	08/25/35	109,419
66,087	Citigroup Mortgage Loan Trust 2006-AR1 Series 2006-AR1 2A1(d)	H15T1Y + 2.400%	7.8600	03/25/36	60,883
64,273	Citigroup Mortgage Loan Trust 2007-10 Series 2007-10 22AA(b)		4.5010	09/25/37	56,788
39,986	Citigroup Mortgage Loan Trust 2007-AR8 Series 2007-AR8 2A1A(b)		4.5050	07/25/37	34,928
23,869	Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB1 A31(b)		4.1750	02/25/34	23,754
429,508	Citigroup Mortgage Loan Trust, Inc. Series 2005-9 1A1(d)	TSFR1M + 0.374%	5.7300	11/25/35	356,745
60,523	CitiMortgage Alternative Loan Trust Series 2007-A1 Series 2007-A1 1A1		6.0000	01/25/37	53,423
2,877,143	CitiMortgage Alternative Loan Trust Series 2007-A6 Series 2007-A6 1A2(c),(d) (i)	TSFR1M + 5.286%	0.0001	06/25/37	200,269
79,688	Countrywide Asset-Backed Certificates Series 2005-IM3 A3(d)	TSFR1M + 0.614%	5.9700	03/25/36	78,338
262,890	Credit Suisse First Boston Mortgage Securities Series 2002-AR21 CB1(b)		4.0600	06/25/32	246,817
975,412	Credit Suisse First Boston Mortgage Securities Series 2003-1 DB2(b)		6.6510	02/25/33	760,541
85,694	Credit Suisse First Boston Mortgage Securities Series 2003-AR9 CB1(b)		5.0840	03/25/33	81,780
568,795	Credit Suisse First Boston Mortgage Securities Series 2004-AR1 6M2(d)	TSFR1M + 2.214%	7.5700	02/25/34	602,652
909,634	Credit Suisse First Boston Mortgage Securities Series 2004-AR7 CB1(d)	TSFR1M + 1.264%	6.6200	11/25/34	867,256
568,329	Credit Suisse First Boston Mortgage Securities Series 2005-1 1A4		5.5000	02/25/35	519,940
539,514	CSFB Mortgage-Backed Trust Series 2004-7 Series 2004-7 DB1(b)		5.9860	11/25/34	290,940
63,554	Deutsche Alt-A Securities Inc Mortgage Loan Trust Series 2005-5 1A3(b)		5.5000	11/25/35	94,425
658,500	Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR5 23A		6.0000	10/25/24	356,597
1,095,142	Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA5 A3(d)	TSFR1M + 0.514%	5.8700	08/25/47	824,498
1,004,884	Deutsche Mortgage Securities Inc REMIC Trust Series 2008-RS1 4A2(a),(d)	US0001M + 0.250%	5.7200	05/28/37	512,003
11,391	DSLA Mortgage Loan Trust 2004-AR3 Series 2004-AR3 B2(d)	TSFR1M + 1.764%	7.1200	08/25/35	10,064
230,443	DSLA Mortgage Loan Trust 2004-AR3 Series 2004-AR3 B3(d)	TSFR1M + 1.989%	7.3450	07/19/44	129,994
3,122,478	DSLA Mortgage Loan Trust 2007-AR1 Series 2007-AR1 2A1B(d) (h)	TSFR1M + 0.294%	5.6500	04/19/47	3,342,646

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 110.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 35.8% (Continued)
120,372	Fannie Mae REMIC Trust 2003-W1 Series 2003-W1 M(b)		2.5030	12/25/42	$ 97,835
1,085,741	Global Mortgage Securitization Ltd. Series 2005-A B1(a)		5.2500	04/25/32	1,081,439
708	GreenPoint Mortgage Funding Trust 2006-AR3 Series 2006-AR3 3A1(d)	TSFR1M + 0.574%	5.9300	04/25/36	2,815
30,797	GreenPoint Mortgage Funding Trust Series 2006-AR8(d) (i)	US0001M + 0.534%	5.8900	01/25/47	73
325,924	GreenPoint Mortgage Loan Trust 2004-1 Series 2004-1 A(d)	TSFR1M + 1.264%	6.6200	10/25/34	257,035
1,261,007	GSMPS Mortgage Loan Trust 2003-3 Series 2003-3 B1(a),(b)		7.0150	06/25/43	72,277
195,833	GSR Mortgage Loan Trust 2003-1 Series 2003-1 A11(d)	H15T1Y + 1.750%	6.7800	03/25/33	188,415
155,788	GSR Mortgage Loan Trust 2003-2F Series 2003-2F 2A5		4.7500	03/25/32	148,812
13,164	GSR Mortgage Loan Trust 2004-7 Series 2004-7 1A2(b)		4.2410	06/25/34	12,726
1,961,338	GSR Mortgage Loan Trust 2006-4F Series 2006-4F 4A1(d)	TSFR1M + 0.464%	5.8200	05/25/36	403,922
1,043,039	GSR Mortgage Loan Trust 2006-9F Series 2006-9F 6A1(d)	TSFR1M + 0.464%	5.8200	10/25/36	93,990
15,844	GSR Mortgage Loan Trust 2006-AR2 Series 2006-AR2 1B2(d)	TSFR1M + 0.894%	6.2500	12/25/35	4,236
98,404	GSR Mortgage Loan Trust 2006-AR2 Series 2006-AR2 2A1(b)		3.8330	04/25/36	66,038
1,210,322	GSR Mortgage Loan Trust 2006-OA1 Series 2006-OA1 2A2(d)	TSFR1M + 0.634%	5.9900	08/25/46	311,742
458,516	HarborView Mortgage Loan Trust 2005-12 Series 2005-12 1A1A(d)	12MTA + 2.000%	7.0120	10/19/35	250,675
3,407,862	HarborView Mortgage Loan Trust 2005-13 Series 2005-13 2A11(d)	TSFR1M + 0.674%	6.0300	02/19/36	1,621,399
114,729	HarborView Mortgage Loan Trust 2005-6 Series 2005-6 A1B(d)	TSFR6M + 1.188%	6.3880	07/19/45	92,442
1,275,804	HarborView Mortgage Loan Trust 2005-6 Series 2005-6 B1(d)	TSFR6M + 1.253%	6.4530	07/19/45	941,391
14,729,616	HarborView Mortgage Loan Trust 2005-8 Series 2005-8 1X(b),(c)		0.0001	09/19/35	147
11,195,941	HarborView Mortgage Loan Trust 2006-1 Series 2006-1 X1(b),(c)		0.0001	03/19/36	112
3,637,415	HarborView Mortgage Loan Trust 2006-10 Series 2006-10 2A1B(d) (h)	TSFR1M + 0.594%	5.9260	11/19/36	3,149,969
1,318,038	HarborView Mortgage Loan Trust 2006-12 Series 2006-12 2A13(d)	TSFR1M + 0.594%	5.9500	12/19/36	1,239,252
993,809	HarborView Mortgage Loan Trust 2006-14 Series 2006-14 2A1B(d)	TSFR1M + 0.514%	5.8700	02/19/37	1,455,829
105,094	HarborView Mortgage Loan Trust 2006-7 Series 2006-7 2A1A(d)	TSFR1M + 0.514%	5.8700	09/19/46	92,003
2,029,162	HarborView Mortgage Loan Trust 2007-1 Series 2007-1 2A1B(d)	TSFR1M + 0.474%	5.8300	03/19/37	3,009,921
1,602,914	HarborView Mortgage Loan Trust 2007-3 Series 2007-3 2A1B(d)	TSFR1M + 0.574%	5.9300	05/19/47	1,362,108
4,115,869	HarborView Mortgage Loan Trust 2007-7 Series 2007-7 2A1B(d)	TSFR1M + 2.114%	6.4700	10/25/37	3,438,335
82,156	HomeBanc Mortgage Trust 2004-2 Series 2004-2 M1(d)	TSFR1M + 1.089%	6.4450	12/25/34	76,422
325,070	HomeBanc Mortgage Trust 2005-1 Series 2005-1 B1(d)	TSFR1M + 1.989%	2.1580	03/25/35	211,931
42,424	HomeBanc Mortgage Trust 2005-1 Series 2005-1 B2(d)	TSFR1M + 2.064%	2.1580	03/25/35	27,635
286,374	Impac CMB Trust Series 2004-11 Series 2004-11 2A2(d)	TSFR1M + 0.854%	6.2100	03/25/35	254,172
34,386	Impac CMB Trust Series 2004-4 Series 2004-4 1M6(d)	TSFR1M + 2.364%	7.7200	09/25/34	33,514
205,583	Impac CMB Trust Series 2005-2 Series 2005-2 1M1(d)	TSFR1M + 0.759%	6.1150	04/25/35	189,066
351,498	Impac CMB Trust Series 2005-2 Series 2005-2 1M3(d)	TSFR1M + 0.879%	6.2350	04/25/35	319,797

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 110.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 35.8% (Continued)
52,823	Impac CMB Trust Series 2005-2 Series 2005-2 2M2(d)	TSFR1M + 1.239%	6.5950	04/25/35	$ 48,047
35,215	Impac CMB Trust Series 2005-2 Series 2005-2 2B(d)	TSFR1M + 2.589%	7.9450	04/25/35	33,612
3,124	Impac CMB Trust Series 2005-6 Series 2005-6 2B2(d)	TSFR1M + 3.489%	8.8450	10/25/35	3,092
205,311	Impac Secured Assets CMN Owner Trust Series 2002-2 M1		6.5000	04/25/33	115,518
900,165	Impac Secured Assets CMN Owner Trust Series 2004-1 M2(e)		5.4770	03/25/34	764,651
1,499,984	IndyMac IMJA Mortgage Loan Trust 2007-A1 Series 2007-A1 A4		6.0000	08/25/37	578,613
1,475,367	IndyMac IMJA Mortgage Loan Trust 2007-A3 Series 2007-A3 A1		6.2500	11/25/37	666,542
4,389,101	IndyMac IMSC Mortgage Loan Trust 2007-HOA1 Series 2007-HOA1 A22(d)	TSFR1M + 0.474%	5.8300	07/25/47	3,244,485
74,234	IndyMac INDA Mortgage Loan Trust 2006-AR3 Series 2006-AR3 1A1(b)		4.1600	12/25/36	58,807
953,536	IndyMac INDX Mortgage Loan Trust 2004-AR13 Series 2004-AR13 B1(b)		3.4720	01/25/35	752,121
1,391,007	IndyMac INDX Mortgage Loan Trust 2004-AR14 Series 2004-AR14 2A1A(d)	TSFR1M + 0.834%	6.1900	01/25/35	1,035,775
92,075	IndyMac INDX Mortgage Loan Trust 2004-AR5 Series 2004-AR5 2A1B(d)	TSFR1M + 0.914%	6.2700	08/25/34	77,695
901,768	IndyMac INDX Mortgage Loan Trust 2004-AR9 Series 2004-AR9 5M2(d)	TSFR1M + 1.914%	7.2700	11/25/34	674,262
230,041	IndyMac INDX Mortgage Loan Trust 2005-AR2 Series 2005-AR2 2A1B(d)	TSFR1M + 0.894%	6.2500	02/25/35	162,184
276,520	IndyMac INDX Mortgage Loan Trust 2005-AR23 Series 2005-AR23 2A1(b)		4.3530	11/25/35	223,273
297,659	IndyMac INDX Mortgage Loan Trust 2005-AR4 Series 2005-AR4 2A1A(d)	TSFR1M + 0.674%	6.0300	03/25/35	290,677
222,333	IndyMac INDX Mortgage Loan Trust 2006-AR21 Series 2006-AR21 A1(d)	TSFR1M + 0.354%	5.7100	08/25/36	199,407
476,754	IndyMac INDX Mortgage Loan Trust 2006-AR29 Series 2006-AR29 A2(d)	TSFR1M + 0.274%	5.6300	11/25/36	467,528
584,156	IndyMac INDX Mortgage Loan Trust 2006-AR29 Series 2006-AR29 A3(d)	TSFR1M + 0.454%	5.8100	11/25/36	575,359
38,028	IndyMac INDX Mortgage Loan Trust 2006-AR5 Series 2006-AR5 2A1(b)		3.4370	05/25/36	34,994
70,778	IndyMac INDX Mortgage Loan Trust 2006-AR6 Series 2006-AR6 2A1A(d)	TSFR1M + 0.514%	5.8700	06/25/46	54,902
21,285	IndyMac INDX Mortgage Loan Trust 2006-AR8 Series 2006-AR8 A3A(d)	TSFR1M + 0.574%	5.9300	07/25/46	48,947
1,315,560	IndyMac INDX Mortgage Loan Trust 2007-FLX3 Series 2007-FLX3 A2(d)	TSFR1M + 0.654%	6.0100	06/25/37	1,507,452
351,715	JP Morgan Alternative Loan Trust Series 2006-A2 5A1(b)		4.0410	05/25/36	194,755
957,411	JP Morgan Mortgage Trust 2005-A1 Series 2005-A1 IB2(b)		5.1870	02/25/35	877,837
56,216	JP Morgan Mortgage Trust 2006-A6 Series 2006-A6 3A2(b)		4.4070	10/25/36	40,820
134,489	JP Morgan Mortgage Trust 2006-A7 Series 2006-A7 2A2(b)		4.2430	01/25/37	109,738
129,528	JP Morgan Mortgage Trust 2006-S3 Series 2006-S3 1A12		6.5000	08/25/36	44,375
1,672,205	Lehman Mortgage Trust 2005-3 Series 2005-3 1A5		5.5000	01/25/36	845,663
38,586	Lehman Mortgage Trust 2005-3 Series 2005-3 2A7		6.0000	01/25/36	32,412
1,304,347	Lehman XS Trust Series 2005-5N Series 2005-5N 3A3C(d)	TSFR1M + 0.614%	5.9700	11/25/35	826,606
1,631,355	Lehman XS Trust Series 2006-18N Series 2006-18N A4(d)	TSFR1M + 0.494%	5.8500	12/25/36	1,404,441
624,819	Lehman XS Trust Series 2007-12N Series 2007-12N 1A3A(d)	TSFR1M + 0.514%	5.8700	07/25/47	602,538
118,932	Lehman XS Trust Series 2007-16N Series 2007-16N 2A2(d)	TSFR1M + 1.814%	7.1700	09/25/47	103,754

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 110.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 35.8% (Continued)
753,924	Lehman XS Trust Series 2007-7N Series 2007-7N 1A2(d)	TSFR1M + 0.594%	5.9500	06/25/47	$ 668,491
436,305	MASTR Alternative Loan Trust 2006-2 Series 2006-2 2A3(d)	TSFR1M + 0.464%	5.8200	03/25/36	46,415
283,597	MASTR Alternative Loan Trust 2006-2 Series 2006-2 2A1(d)	TSFR1M + 0.514%	5.8700	03/25/36	30,960
357,068	MASTR Asset Securitization Trust 2004-1 Series 2004-1 B1(b)		5.4930	02/25/34	289,591
41,982	MASTR Asset Securitization Trust 2004-3 Series 2004-3 4A11		5.5000	03/25/34	1,045
539,660	Mellon Residential Funding Cor Mor Pas Thr Tr Ser Series 1999-TBC3 A2(b)		6.0200	10/20/29	543,991
574,828	Merrill Lynch Alternative Note Asset Trust Series 2007-OAR4 A1(d)	TSFR1M + 0.614%	5.9700	08/25/37	493,255
50,863	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A1 M2(b)		5.0380	12/25/32	49,183
3,525,343	Merrill Lynch Mortgage Investors Trust Series 2005-A6 M2(d)	TSFR1M + 1.089%	6.4450	08/25/35	3,341,231
3,416,407	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2003-G XA2(b),(c)		0.2130	01/25/29	12,642
287,904	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2007-3 M1(b)		3.4340	09/25/37	116,670
25,859	Merrill Lynch Mortgage Investors Trust Series MLMI Series 2004-A1 M1(b)		5.0800	02/25/34	17,995
403,280	Morgan Stanley Mortgage Loan Trust 2004-11AR Series 2004-11AR 1B1(d)	TSFR1M + 0.714%	6.0700	01/25/35	325,451
61,689	MortgageIT Trust 2005-2 Series 2005-2 1M2(d)	TSFR1M + 0.924%	6.2800	05/25/35	59,626
21,383	MortgageIT Trust 2005-2 Series 2005-2 2M2(d)	TSFR1M + 1.764%	7.1070	05/25/35	19,534
123,093	Nomura Asset Acceptance Corp Alternative Loan Series 2004-AR1 5M1(d)	TSFR1M + 1.214%	6.5700	08/25/34	134,070
220,520	Nomura Asset Acceptance Corp Alternative Loan Series 2006-AF1 2A(b)		5.5140	06/25/36	162,287
240,221	NovaStar Mortgage Funding Trust Series 2006-MTA1 Series 2006-MTA1 2A1A(d)	TSFR1M + 0.494%	0.5230	09/25/46	218,092
4,175,616	OPTONE 68402SAC3 DEL TR 2016-1 Series 2016-1A SAC3(a),(b),(c)		11.8010	02/26/38	2,529,713
695,000	Prime Mortgage Trust 2006-CL1 Series 2006-CL1 M3(d)	TSFR1M + 0.834%	6.1900	02/25/35	569,835
325,067	RAAC Series 2004-SP3 Trust Series 2004-SP3 MII4(d)	TSFR1M + 2.889%	8.2450	09/25/34	226,542
3,371	RALI Series 2003-QS9 Trust Series 2003-QS9 A2(d) (i)	TSFR1M + 0.564%	5.9200	05/25/30	2,642
3,172,895	RALI Series 2005-QO1 Trust Series 2005-QO1 A3(d)	TSFR1M + 0.494%	5.8500	08/25/35	1,220,070
185,887	RALI Series 2005-QS7 Trust Series 2005-QS7 CB		5.5000	06/25/35	165,945
1,553,129	RALI Series 2006-QA8 Trust Series 2006-QA8 A1(d)	TSFR1M + 0.494%	5.8500	09/25/36	1,474,263
311,296	RALI Series 2006-QO8 Trust Series 2006-QO8 1A3A(d)	TSFR1M + 0.514%	5.8700	10/25/46	286,685
32,841,264	RALI Series 2006-QS12 Trust Series 2006-QS12 AV(b),(c)		0.4640	09/25/36	406,375
260,887	RALI Series 2006-QS16 Trust Series 2006-QS16 A10		6.0000	11/25/36	199,185
137,047	RALI Series 2006-QS7 Trust Series 2006-QS7 A4(d)	TSFR1M + 0.514%	5.8700	06/25/36	97,362
1,712,224	RALI Series 2007-QH3 Trust Series 2007-QH3 A2(d)	TSFR1M + 0.534%	5.8900	04/25/37	3,830,249
300,561	RALI Series 2007-QH5 Trust Series 2007-QH5 AI2(d)	TSFR1M + 0.614%	5.9700	06/25/37	167,128
596,137	RALI Series 2007-QH7 Trust Series 2007-QH7 1A2(d)	TSFR1M + 0.654%	6.0100	08/25/37	351,983
6,258	RAMP Series 2004-SL1 Trust Series 2004-SL1 MI6(d)	TSFR1M + 2.014%	8.3200	10/25/31	5,771
8,178,801	Reperforming Loan REMIC Trust 2005-R1 Series 2005-R1 1AS(a),(b),(c)		0.7890	03/25/35	405,922

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 110.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 35.8% (Continued)
7,923,723	Reperforming Loan REMIC Trust 2005-R2 Series 2005-R2 1AS(a),(b),(c)		0.3910	06/25/35	$ 348,810
8,938,189	Reperforming Loan REMIC Trust 2006-R1 Series 2006-R1 AS(b),(c)		0.2700	01/25/36	365,033
844,218	Residential Asset Securitization Trust 2003-A4 Series 2003-A4 B1		5.7500	05/25/33	594,198
14,544,119	Residential Asset Securitization Trust 2005-A11CB Series 2005-A11 1AX(b),(c)		0.3660	10/25/35	170,858
265,324	Residential Asset Securitization Trust 2005-A16 Series 2005-A16 A3		6.0000	02/25/36	122,077
2,112,409	Residential Asset Securitization Trust 2007-A9 Series 2007-A9 AX(b),(c)		7.0000	09/25/37	643,512
1,110,680	RFMSI Series 2007-S6 Trust Series 2007-S6 2A5(d)	TSFR1M + 0.614%	5.9700	06/25/37	705,175
156,074	SACO I, Inc. Series 1999-3 1B1(a), (b) (i)		4.9620	04/25/39	148,100
75,589	Sequoia Mortgage Trust 9 Series 9 B1(d)	TSFR1M + 1.239%	6.5970	09/20/32	64,879
2,800,136	Structured Adjustable Rate Mortgage Loan Trust Series 2005-10 M1(d)	TSFR1M + 0.789%	6.1450	06/25/35	2,804,241
1,068,287	Structured Adjustable Rate Mortgage Loan Trust Series 2005-18 4A1(b)		4.1600	09/25/35	698,992
1,819,890	Structured Asset Mortgage Investments II Trust Series 2005-AR5 X2(b),(c)		0.5710	07/19/35	26,853
176,647	Structured Asset Mortgage Investments II Trust Series 2006-AR3 11A1(d)	TSFR1M + 0.534%	5.8900	04/25/36	156,556
2,901,136	Structured Asset Mortgage Investments II Trust Series 2006-AR3 12A3(d) (h)	TSFR1M + 0.654%	6.0100	05/25/36	2,274,224
34,845,917	Structured Asset Mortgage Investments II Trust Series 2006-AR7 X(c)		0.9000	08/25/36	914,078
9,529	Structured Asset Mortgage Investments II Trust Series AR7 A10(d) (i)	TSFR1M + 0.514%	5.8700	08/25/36	10,054
1,780,462	Structured Asset Mortgage Investments II Trust Series 2005-AR2 1A1(d)	TSFR1M + 0.574%	5.9300	05/25/45	1,621,729
894,555	Structured Asset Mortgage Investments II Trust Series 2007-AR7 2A1(b)		3.7330	05/25/47	714,295
31,852,847	Structured Asset Mortgage Investments II Trust Series 2007-AR6 X2(c)		0.5000	08/25/47	577,798
2,456,221	Structured Asset Mortgage Investments II Trust Series AR6 A2(d)	12MTA + 1.730%	6.6590	08/25/47	2,720,002
360,330	Structured Asset Securities Corp Assistance Loan Series 2003-AL1 B1(a)		3.3560	04/25/31	356,294
183,292	Structured Asset Securities Corp Mortgage Series 2003-9A B1II(b)		6.6000	03/25/33	168,699
447,942	Structured Asset Securities Corporation Series 2005-RF4 B1(a),(b)		4.3730	07/25/35	324,257
446,460	SunTrust Alternative Loan Trust 2006-1F Series 2006-1F 1A4		6.0000	04/25/36	184,869
23,702,081	WaMu Mortgage Pass-Through Certificates Series 2005-AR15 X(b),(c)		0.0001	11/25/45	15,492
438,861	WaMu Mortgage Pass-Through Certificates Series 2006-AR4 2A1A(d)	12MTA + 1.048%	4.8040	05/25/46	367,491
368,468	Washington Mutual Mortgage Pass-Through Series 2006-5 1A2		6.0000	07/25/36	284,513
1,092,828	Washington Mutual Mortgage Pass-Through Series 2007-1 1A3(d)	TSFR1M + 0.484%	5.8400	02/25/37	732,637
321,684	Washington Mutual Mortgage Pass-Through Series 2007-OA1 1A(d)	12MTA + 0.710%	5.6390	12/25/46	263,562
					120,103,190

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 110.4% (Continued)
	HOME EQUITY — 17.0%
176,034	ABFC 2004-OPT1 Trust Series 2004-OPT1 M6(d)	TSFR1M + 5.364%	10.7200	12/25/32	$ 170,040
280,639	ABFC 2004-OPT3 Trust Series 2004-OPT3 M1(d)	TSFR1M + 0.864%	6.2200	09/25/33	277,053
481,733	ABFC 2004-OPT4 Trust Series 2004-OPT4 M3(d)	TSFR1M + 2.289%	7.6450	08/25/33	430,064
562,272	Accredited Mortgage Loan Trust 2005-3 Series 2005-3 M6(d)	TSFR1M + 1.164%	6.5200	09/25/35	377,856
114,000	Accredited Mortgage Loan Trust 2005-4 Series 2005-4 M3(d)	TSFR1M + 0.574%	5.9300	12/25/35	83,978
338,700	ACE Securities Corp Home Equity Loan Trust Series Series 2003-FM1 M6(d)	TSFR1M + 5.364%	10.7200	11/25/32	279,426
141,259	ACE Securities Corp Home Equity Loan Trust Series Series 2003-NC1 M4(d)	TSFR1M + 5.364%	10.7200	07/25/33	117,104
460,914	ACE Securities Corp Home Equity Loan Trust Series Series 2003-HE1 M5(d)	TSFR1M + 5.364%	10.7200	11/25/33	443,980
31,411	ACE Securities Corp Home Equity Loan Trust Series Series 2004-OP1 M2(d)	TSFR1M + 1.689%	7.0450	04/25/34	27,908
80,583	ACE Securities Corp Home Equity Loan Trust Series Series 2004-OP1 M4(d)	TSFR1M + 3.114%	8.4700	04/25/34	66,720
245,351	ACE Securities Corp Home Equity Loan Trust Series Series 2004-OP1 M5(d)	TSFR1M + 3.489%	8.8450	04/25/34	197,987
1,418,184	ACE Securities Corp Home Equity Loan Trust Series Series 2004-RM2 M5(d)	TSFR1M + 1.509%	6.8650	01/25/35	1,075,995
372,476	Aegis Asset Backed Securities Trust Mortgage Series 2004-1 M3(d)	TSFR1M + 2.444%	7.8000	04/25/34	183,777
191,874	Aegis Asset Backed Securities Trust Mortgage Series 2004-1 B1(d)	TSFR1M + 2.894%	8.2500	04/25/34	16,748
606,660	AFC Home Equity Loan Trust Series 1999-2 1A(d)	TSFR1M + 0.924%	6.2800	06/25/29	351,092
3,157,162	Ameriquest Mortgage Securities Asset-Backed Series 2002-3 M4(d)	TSFR1M + 3.339%	8.6950	08/25/32	2,863,776
288,216	Argent Securities Inc Asset-Backed Pass-Through Series 2003-W10 M3(d)	TSFR1M + 2.889%	3.6830	01/25/34	232,637
284,521	Argent Securities Inc Asset-Backed Pass-Through Series 2006-M2 A2C(d)	TSFR1M + 0.264%	5.6200	09/25/36	91,444
77,387	Asset Backed Securities Corp Home Equity Loan Series 2004-HE3 M6(d)	TSFR1M + 4.239%	9.5950	06/25/34	73,471
316,893	Asset Backed Securities Corp Home Equity Loan Series 2004-HE9 M2(d)	TSFR1M + 1.914%	7.2700	12/25/34	246,062
199,370	Asset Backed Securities Corp Home Equity Loan Series 2005-HE2 M4(d)	TSFR1M + 1.344%	6.7000	02/25/35	182,007
790,274	Asset Backed Securities Corp Home Equity Loan Series 2005-HE2 M5(d)	TSFR1M + 1.989%	7.3450	02/25/35	814,294
2,430,000	Bayview Financial Mortgage Pass-Through Trust Series 2005-C B2(d)	TSFR1M + 2.139%	6.8210	06/28/44	2,272,174
293,321	Bear Stearns Asset Backed Securities I Trust Series 2004-FR2 M6(d)	TSFR1M + 2.964%	5.2880	06/25/34	264,327
112,763	Bear Stearns Asset Backed Securities I Trust Series 2004-HE6 M5(d)	TSFR1M + 4.239%	5.6390	08/25/34	106,693
182,516	Bear Stearns Asset Backed Securities I Trust Series 2004-HE7 M6(d)	TSFR1M + 5.739%	11.0950	08/25/34	167,485
912,695	Bear Stearns Asset Backed Securities I Trust Series 2004-FR3 M5(d)	TSFR1M + 2.964%	5.6120	09/25/34	788,506
450,745	Bear Stearns Asset Backed Securities I Trust Series 2004-HE8 M3(d)	TSFR1M + 2.214%	7.5700	09/25/34	442,397
618,958	Bear Stearns Asset Backed Securities I Trust Series 2004-HE8 M4(d)	TSFR1M + 2.739%	8.0950	09/25/34	643,275
376,533	Bear Stearns Asset Backed Securities I Trust Series 2004-HE9 M4(d)	TSFR1M + 2.739%	5.7800	11/25/34	384,667
188,378	Bear Stearns Asset Backed Securities I Trust Series 2004-HE10 M5(d)	TSFR1M + 2.814%	6.0510	12/25/34	202,465
684,547	Bear Stearns Asset Backed Securities I Trust Series 2006-HE10 23A(d)	TSFR1M + 0.254%	5.0360	12/25/36	919,901
153,724	Bear Stearns Asset Backed Securities Trust Series 1999-2 MF1(e)		8.2200	10/25/29	208,545
33,821	Bear Stearns Asset Backed Securities Trust Series 1999-2 AF2(e)		8.4100	10/25/29	33,685

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 110.4% (Continued)
	HOME EQUITY — 17.0% (Continued)
73,148	Bear Stearns Asset Backed Securities Trust Series 2003-HE1 M5(d)	TSFR1M + 3.489%	5.9910	01/25/34	$ 81,080
86,246	Bear Stearns Asset Backed Securities Trust Series 2003-HE1 M4(d)	TSFR1M + 2.964%	5.9910	01/25/34	82,634
112,358	Bear Stearns Asset Backed Securities Trust Series 2004-HE1 M6(d)	TSFR1M + 6.114%	6.1680	02/25/34	121,437
514,705	Bear Stearns Asset Backed Securities Trust Series 2004-HE2 M6(d)	TSFR1M + 4.989%	5.6820	03/25/34	497,860
9,927	Bear Stearns Asset Backed Securities Trust Series 2004-HE2 M4(d)	TSFR1M + 2.739%	5.6820	03/25/34	10,009
65,306	Bear Stearns Asset Backed Securities Trust Series 2004-HE5 M2(d)	TSFR1M + 1.989%	7.3450	07/25/34	56,799
51,739	Bear Stearns Asset Backed Securities Trust Series 2004-HE5 M6(d)	TSFR1M + 5.739%	11.0950	07/25/34	42,653
923,475	CDC Mortgage Capital Trust 2003-HE2 Series 2003-HE2 M2(d)	TSFR1M + 2.964%	8.3200	10/25/33	941,366
398,417	CDC Mortgage Capital Trust 2004-HE1 Series 2004-HE1 M1(d)	TSFR1M + 0.969%	6.3250	06/25/34	518,094
581,470	CDC Mortgage Capital Trust 2004-HE1 Series 2004-HE1 M2(d)	TSFR1M + 1.914%	7.2700	06/25/34	580,965
358,357	CDC Mortgage Capital Trust 2004-HE3 Series 2004-HE3 M2(d)	TSFR1M + 1.914%	6.6840	11/25/34	347,728
274,869	Centex Home Equity Loan Trust 2001-b Series 2001-B A5(e)		7.3300	07/25/32	210,936
48,684	Centex Home Equity Loan Trust 2003-A Series 2003-A M2(d)	TSFR1M + 1.844%	7.2000	03/25/33	46,550
658,373	Centex Home Equity Loan Trust 2004-B Series 2004-B M5(d)	TSFR1M + 1.689%	7.0450	03/25/34	628,832
50,210	Centex Home Equity Loan Trust 2004-D Series 2004-D MV2(d)	TSFR1M + 1.149%	6.5050	09/25/34	48,468
165,770	Citigroup Global Markets Mortgage Securities VII, Series 2002-WMC1 M1(d)	TSFR1M + 1.464%	6.3700	01/25/32	177,616
75,670	Citigroup Mortgage Loan Trust 2007-AMC2 Series 2007-AMC2 A3A(d)	TSFR1M + 0.194%	5.5500	01/25/37	52,479
320,827	Citigroup Mortgage Loan Trust 2007-OPX1 Series 2007-OPX1 A4B(e)		6.3330	01/25/37	96,750
4,439,605	Citigroup Mortgage Loan Trust, Inc. Series 2005-HE4 M5(d)	TSFR1M + 1.089%	6.4450	10/25/35	2,418,395
62,778	Conseco Finance Corporation/Old Series 2002-A B1(d)	TSFR1M + 5.364%	10.7260	04/15/32	62,909
132,363	Conseco Finance Home Equity Loan Trust 2002-B Series 2002-B B1(d)	TSFR1M + 5.364%	10.7260	05/15/33	132,961
78,867	Credit Suisse First Boston Mortgage Securities Series 2002-HE16 M2(d)	TSFR1M + 2.114%	7.4700	10/25/32	78,654
114,483	Credit Suisse First Boston Mortgage Securities Series 2004-FRE1 B3(d)	TSFR1M + 3.364%	4.1930	04/25/34	104,325
448,774	CWHEQ Revolving Home Equity Loan Trust Series Series 2005-B 2A(a),(d)	TSFR1M + 0.294%	5.6560	05/15/35	447,093
122,158	Delta Funding Home Equity Loan Trust 1999-3 Series 1999-3 M1(e)		8.1000	01/15/30	81,768
744,832	EMC Mortgage Loan Trust 2002-A Series 2002-AA M2(a),(d)	TSFR1M + 2.664%	8.0070	05/25/39	718,520
441,101	EquiFirst Mortgage Loan Trust 2004-3 Series 2004-3 M9(d)	TSFR1M + 4.014%	9.3700	12/25/34	388,916
3,832,290	First NLC Trust 2005-1 Series 2005-1 M2(d)	TSFR1M + 0.759%	2.8420	05/25/35	2,975,006
287,072	GE Capital Mortgage Funding Corp 1999-HE3 Trust Series 1999-HE3 M(b)		7.7750	10/25/29	288,793
51,595	GE Capital Mortgage Services Inc 1999-HE2 Trust Series 1999-HE2 B1(b)		7.9050	07/25/29	30,641
51,491	GSAA Home Equity Trust 2006-3 Series 2006-3 A1(d)	TSFR1M + 0.274%	5.6300	03/25/36	18,029
229,667	Home Equity Asset Trust Series 2002-4 M2(d)	TSFR1M + 2.664%	8.0200	03/25/33	217,065
135,035	Home Equity Asset Trust Series 2003-8 M3(d)	TSFR1M + 2.464%	7.8200	04/25/34	132,636
296,287	Home Equity Asset Trust Series 2003-8 B1(d)	TSFR1M + 2.614%	7.9700	04/25/34	289,202

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 110.4% (Continued)
	HOME EQUITY — 17.0% (Continued)
189,978	Home Equity Asset Trust Series 2004-3 B1(d)	TSFR1M + 2.714%	8.0700	08/25/34	$ 615,796
175,135	Home Equity Asset Trust 2002-2 Series 2002-2 M2(d)	TSFR1M + 1.964%	7.3070	06/25/32	160,906
215,407	Home Equity Asset Trust 2004-6 Series 2004-6 M5(d)	TSFR1M + 1.764%	7.1200	12/25/34	209,995
1,144,874	Home Equity Asset Trust 2005-4 Series 2005-4 M7(d)	TSFR1M + 1.794%	4.7870	10/25/35	1,237,241
3,076,799	Home Equity Asset Trust 2005-7 Series 2005-7 M3(d)	TSFR1M + 0.864%	6.2200	01/25/36	2,543,976
463,858	Home Equity Mortgage Loan Asset-Backed Trust Series 2001-C M2(d)	TSFR1M + 2.289%	7.6450	12/25/32	472,610
105,693	Home Equity Mortgage Loan Asset-Backed Trust Series 2003-A MF1(e)		5.0520	04/25/33	162,735
344,441	Home Equity Mortgage Loan Asset-Backed Trust Series 2004-C M5(d)	TSFR1M + 1.689%	4.6520	03/25/35	282,957
293,558	Home Equity Mortgage Loan Asset-Backed Trust Series 2004-C M6(d)	TSFR1M + 1.989%	4.6520	03/25/35	236,888
453,975	IMC Home Equity Loan Trust 1998-1 Series 1998-1 M1(e)		7.5300	06/20/29	445,474
561	IMC Home Equity Loan Trust 1998-5 Series 1998-5 A6(e)		6.5600	03/15/37	558
133,609	Mastr Asset Backed Securities Trust 2004-FRE1 Series 2004-FRE1 M6(d)	TSFR1M + 2.214%	7.5700	07/25/34	114,090
89,176	Mastr Asset Backed Securities Trust 2004-HE1 Series 2004-HE1 M8(d)	TSFR1M + 3.864%	9.2200	09/25/34	74,546
24,381	Mastr Asset Backed Securities Trust 2004-OPT2 Series 2004-OPT2 M4(d)	TSFR1M + 1.614%	6.9700	09/25/34	25,849
662,362	Mastr Asset Backed Securities Trust 2004-OPT2 Series 2004-OPT2 M8(d)	TSFR1M + 2.964%	8.3200	09/25/34	499,467
42,449	Mastr Asset Backed Securities Trust 2005-NC1 Series 2005-NC1 M5(d)	TSFR1M + 1.314%	6.6700	12/25/34	42,731
1,088,197	Merrill Lynch Mortgage Investors Trust Series 2003-HE1 M2(d)	TSFR1M + 2.589%	7.9450	07/25/34	1,052,804
710,158	Merrill Lynch Mortgage Investors Trust Series 2004-HE2 B3(d)	TSFR1M + 5.364%	10.7200	08/25/35	668,715
122,683	Merrill Lynch Mortgage Investors Trust Series 2005-NC1 B2(d)	TSFR1M + 2.064%	7.4200	10/25/35	121,598
732,187	Morgan Stanley A.B.S Capital I Inc Trust 2003-NC10 Series 2003-NC10 B2(d)	TSFR1M + 5.739%	11.0950	10/25/33	795,991
420,215	Morgan Stanley A.B.S Capital I Inc Trust 2003-NC8 Series 2003-NC8 B1(d)	TSFR1M + 5.514%	10.8700	09/25/33	413,163
568,546	Morgan Stanley A.B.S Capital I Inc Trust 2003-NC8 Series 2003-NC8 B2(d)	TSFR1M + 5.739%	11.0950	09/25/33	533,141
492,840	Morgan Stanley A.B.S Capital I Inc Trust 2005-HE2 Series 2005-HE2 M5(d)	TSFR1M + 1.134%	6.4900	01/25/35	418,385
261,493	Morgan Stanley A.B.S Capital I Inc Trust 2007-HE3 Series 2007-HE3 A2A(d)	TSFR1M + 0.174%	5.5300	12/25/36	132,959
20,949,213	Morgan Stanley Mortgage Loan Trust 2007-7AX Series 2007-7AX 2A4(d)	TSFR1M + 0.754%	6.1100	04/25/37	780,863
5,261,451	Morgan Stanley Mortgage Loan Trust 2007-7AX Series 2007-7AX 2A6(d)	TSFR1M + 0.754%	6.1100	04/25/37	196,116
1,605	New Century Home Equity Loan Trust 2004-1 Series 2004-1 M2(d)	TSFR1M + 2.139%	7.4950	05/25/34	1,914
351,277	New Century Home Equity Loan Trust 2004-4 Series 4 M4(d)	TSFR1M + 1.389%	6.7450	02/25/35	362,119
884,802	New Century Home Equity Loan Trust Series 2003-2 Series 2003-2 M2(d)	TSFR1M + 3.114%	8.4700	01/25/33	751,551
174,454	New Century Home Equity Loan Trust Series 2003-3 Series 2003-3 M6(d)	TSFR1M + 5.739%	11.0950	07/25/33	179,952
1,579,466	New Century Home Equity Loan Trust Series 2003-5 Series 2003-5 B(a),(e)		4.8550	11/25/33	1,702,932
29,202	New Century Home Equity Loan Trust Series 2003-5 Series 2003-5 M5(e)		4.8550	11/25/33	23,567
1,281,027	NovaStar Mortgage Funding Trust Series 2004-1 Series 2004-1 B1(d)	TSFR1M + 2.664%	8.0200	06/25/34	1,282,771
329,739	NovaStar Mortgage Funding Trust Series 2004-3 Series 2004-3 B1(d)	TSFR1M + 2.889%	8.2450	12/25/34	251,519

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 110.4% (Continued)
	HOME EQUITY — 17.0% (Continued)
223,344	Option One Mortgage Loan Trust 2004-1 Series 2004-1 M3(d)	TSFR1M + 2.139%	7.4950	01/25/34	$ 187,815
298,286	Option One Mortgage Loan Trust 2004-1 Series 2004-1 M4(d)	TSFR1M + 2.589%	7.9450	01/25/34	248,411
16,547	Option One Mortgage Loan Trust 2004-2 Series 2004-2 M2(d)	TSFR1M + 1.689%	7.0450	05/25/34	17,097
554,137	Option One Mortgage Loan Trust 2004-2 Series 2004-2 M4(d)	TSFR1M + 2.814%	8.1700	05/25/34	491,268
404,000	Provident Bank Home Equity Loan Trust 1998-4 Series 1998-4 A9(d)	TSFR1M + 3.614%	8.9700	01/25/30	389,443
460,344	Provident Bank Home Equity Loan Trust 1999-3 Series 1999-3 A3(d)	TSFR1M + 0.894%	5.8600	01/25/31	388,873
162,534	Provident Bank Home Equity Loan Trust 1999-3 Series 1999-3 A2(d)	TSFR1M + 0.954%	5.8900	01/25/31	137,640
321,391	RASC Series 2003-KS4 Trust Series 2003-KS4 AIII(d)	TSFR1M + 0.404%	6.0500	06/25/33	316,300
1,272,870	RASC Series 2005-KS12 Trust Series 2005-KS12 M5(d)	TSFR1M + 0.784%	6.4750	01/25/36	1,152,731
3,089,318	RASC Series 2006-KS8 Trust(d)	TSFR1M + 0.404%	5.7600	10/25/36	2,451,728
361,600	Renaissance Home Equity Loan Trust 2002-3 Series 2002-3 B(d)	TSFR1M + 5.364%	10.7200	12/25/32	235,490
350,464	Renaissance Home Equity Loan Trust 2003-2 Series 2003-2 M2A(d)	TSFR1M + 3.114%	4.1560	08/25/33	298,534
719,805	SASCO Mortgage Loan Trust 2004-GEL2 Series 2004-GEL2 M4(e)		5.5000	05/25/34	641,616
30,746	Securitized Asset Backed Receivables, LLC Trust Series 2004-NC1 B2(d)	TSFR1M + 3.114%	8.4700	02/25/34	29,892
1,752,575	Soundview Home Loan Trust 2006-2 Series 2006-2 M4(d)	TSFR1M + 0.819%	6.1750	03/25/36	1,621,004
236,088	Soundview Home Loan Trust 2007-OPT2 Series 2007-OPT2 2A3(d)	TSFR1M + 0.294%	5.6500	07/25/37	203,858
516,718	Specialty Underwriting & Residential Finance Trust Series 2004-BC1 B1(d)	TSFR1M + 2.664%	8.0200	02/25/35	534,822
14,757,000	Structured Asset Securities Corp 2005-S1(d) (i)	US0001M + 1.050%	1.1410	03/25/35	411,255
16,826	Structured Asset Securities Corp Mortgage Pass Series 2001-SB1 A5		3.3750	08/25/31	14,704
40,010	Structured Asset Securities Corp Pass-Through Series 2002-AL1 A2		3.4500	02/25/32	35,286
24,368	Terwin Mortgage Trust Series 2004-7HE M1(a),(d)	TSFR1M + 1.389%	6.7450	07/25/34	23,106
51,176	Terwin Mortgage Trust 2003-7SL Series 2003-7SL B3(a),(b)		8.0000	12/25/33	49,798
501,903	Terwin Mortgage Trust 2004-18SL Series 2004-18SL 1B4(a),(b)		8.0000	10/25/34	474,730
3,000,000	Terwin Mortgage Trust 2006-HF-1 Series 2006-HF1 M1(a),(b) (i)		4.5600	02/25/37	206,256
177,562	Terwin Mortgage Trust Series TMTS 2003-2HE Series 2003-2HE B(b)		6.0000	07/25/34	183,596
12,065	Terwin Mortgage Trust Series TMTS 2003-5SL Series 2003-5SL B3(a),(b)		8.0000	10/25/34	12,263
1,373,640	UCFC Home Equity Loan Trust 1998-D Series 1998-D MF2(b)		7.7500	04/15/30	1,322,853
155,501	Wells Fargo Home Equity Asset-Backed Securities Series 2004-2 M6(d)	TSFR1M + 2.934%	8.2900	10/25/34	153,482
183,023	Yale Mortgage Loan Trust 2007-1 Series 2007-1 A(a),(d)	TSFR1M + 0.514%	5.8700	06/25/37	59,700
					57,054,138

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 110.4% (Continued)
	MANUFACTURED HOUSING — 0.7%
1,726,063	Conseco Finance Corporation Series 1996-8 B1(b)		7.9500	11/15/26	$ 1,626,068
116,556	Conseco Finance Corporation Series 1997-2 M1(b)		7.5400	06/15/28	115,693
596,953	Conseco Finance Securitizations Corporation Series 2002-1 B1(b)		9.7900	12/01/33	16,334
769,044	MERIT Securities Corporation Series 1-Dec 1M2(e)		8.3500	07/28/33	702,708
					2,460,803
	NON AGENCY CMBS — 25.8%
18,729,314	BANK 2017-BNK6 Series 2017-BNK6 XG(a),(b),(c)		1.5000	07/15/60	737,795
73,365	Bayview Commercial Asset Trust 2003-2 Series 2003-2 M2(a),(d)	TSFR1M + 3.339%	8.6950	12/25/33	73,941
384,644	Bayview Commercial Asset Trust 2005-2 Series 2005-2A M4(a),(d)	TSFR1M + 1.029%	6.3850	08/25/35	361,061
477,023	Bayview Commercial Asset Trust 2005-3 Series 2005-3A M1(a),(d)	TSFR1M + 0.774%	6.1300	11/25/35	445,015
675,422	Bayview Commercial Asset Trust 2005-3 Series 2005-3A B1(a),(d)	TSFR1M + 1.764%	7.1200	11/25/35	662,372
247,628	Bayview Commercial Asset Trust 2005-4 Series 2005-4A M3(a),(d)	TSFR1M + 0.864%	6.2200	01/25/36	229,210
126,832	Bayview Commercial Asset Trust 2005-4 Series 2005-4A M4(a),(d)	TSFR1M + 1.029%	6.3850	01/25/36	119,259
18,185	Bayview Commercial Asset Trust 2006-1 Series 2006-1A M1(a),(d)	TSFR1M + 0.684%	6.0400	04/25/36	16,674
19,214	Bayview Commercial Asset Trust 2006-1 Series 2006-1A M2(a),(d)	TSFR1M + 0.714%	6.0700	04/25/36	17,607
9,368	Bayview Commercial Asset Trust 2006-1 Series 2006-1A M4(a),(d)	TSFR1M + 0.894%	6.2500	04/25/36	8,451
9,093	Bayview Commercial Asset Trust 2006-1 Series 2006-1A M5(a),(d)	TSFR1M + 0.954%	6.3100	04/25/36	8,099
120,539	Bayview Commercial Asset Trust 2006-2 Series 2006-2A M1(a),(d)	TSFR1M + 0.579%	5.9350	07/25/36	112,240
35,126	Bayview Commercial Asset Trust 2006-2 Series 2006-2A M3(a),(d)	TSFR1M + 0.639%	5.9950	07/25/36	32,608
740,328	Bayview Commercial Asset Trust 2006-4 Series 2006-4A M1(a),(d)	TSFR1M + 0.549%	5.9050	12/25/36	687,289
4,000,000	Bayview Commercial Asset Trust 2006-SP1 Series 2006-SP1 B2(a),(d)	TSFR1M + 3.489%	8.8450	04/25/36	3,720,991
758,963	Bayview Commercial Asset Trust 2006-SP2 Series 2006-SP2 M1(a),(d)	TSFR1M + 0.609%	5.9650	01/25/37	709,201
1,165,312	Bayview Commercial Asset Trust 2006-SP2 Series 2006-SP2 M4(a),(d)	TSFR1M + 0.819%	6.1750	01/25/37	1,145,563
361,666	Bayview Commercial Asset Trust 2006-SP2 Series 2006-SP2 M5(a),(d)	TSFR1M + 0.849%	6.2050	01/25/37	347,582
388,529	Bayview Commercial Asset Trust 2006-SP2 Series 2006-SP2 M6(a),(d)	TSFR1M + 0.954%	6.3100	01/25/37	376,773
908,423	Bayview Commercial Asset Trust 2006-SP2 Series 2006-SP2 B1(a),(d)	TSFR1M + 1.914%	7.2700	01/25/37	1,591,546
249,340	Bayview Commercial Asset Trust 2007-1 Series 2007-1 M2(a),(d)	TSFR1M + 0.549%	5.9050	03/25/37	230,175
191,160	Bayview Commercial Asset Trust 2007-1 Series 2007-1 M3(a),(d)	TSFR1M + 0.594%	5.9500	03/25/37	174,585
1,038,355	Bayview Commercial Asset Trust 2007-2 Series 2007-2A A2(a),(d)	TSFR1M + 0.434%	5.7900	07/25/37	915,241
602,710	CBA Commercial Small Balance Commercial Mortgage Series 2006-2A A(a),(e)		6.0400	01/25/39	574,308
2,500,000	CFCRE Commercial Mortgage Trust 2016-C6 Series 2016-C6 D(a),(b)		4.1760	11/10/49	1,514,138
3,050,000	CFCRE Commercial Mortgage Trust 2016-C7 Series 2016-C7 D(a),(b)		4.3680	12/10/54	2,203,271
3,500,000	Citigroup Commercial Mortgage Trust 2014-GC21 Series 2014-GC21 E(a),(b)		3.5880	05/10/47	2,444,456
19,454,918	Citigroup Commercial Mortgage Trust 2015-GC27 Series 2015-GC27 XH(a),(b),(c)		1.4190	02/10/48	224,751

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 110.4% (Continued)
	NON AGENCY CMBS — 25.8% (Continued)
3,150,000	Citigroup Commercial Mortgage Trust 2015-GC35 Series 2015-GC35 D		3.2360	11/10/48	$ 2,134,843
918,000	COMM 2013-CCRE7 Mortgage Trust Series 2013-CR7 E(a),(b)		4.2430	03/10/46	697,684
1,300,000	COMM 2014-LC17 Mortgage Trust Series 2014-LC17 E(a)		3.1140	10/10/47	1,102,440
1,000,000	Csail 2015-C2 Commercial Mortgage Trust Series 2015-C2 D(b)		4.1750	06/15/57	654,314
6,278,131	GS Mortgage Securities Corporation II Series 2018-SRP5 A(a),(d)	TSFR1M + 1.914%	7.2760	09/15/31	4,660,764
994,050	GS Mortgage Securities Trust 2007-GG10 Series 2007-GG10 AJ(b)		5.6300	08/10/45	213,966
3,500,000	GS Mortgage Securities Trust 2014-GC22 Series 2014-GC22 D(a),(b)		4.6850	06/10/47	2,486,012
3,790,000	GS Mortgage Securities Trust 2014-GC26 Series 2014-GC26 D(a),(b)		4.5990	11/10/47	2,790,820
3,000,000	GS Mortgage Securities Trust 2016-GS4 Series 2016-GS4 D(a),(b)		3.2330	11/10/49	2,080,137
8,113,000	HMH Trust Series 2017-NSS E(a)		6.2920	07/05/31	5,783,408
850,000	HMH Trust 2017-NSS Series 2017-NSS A(a)		3.0620	07/05/31	743,303
4,000,000	HMH Trust 2017-NSS Series 2017-NSS F(a)		8.4800	07/05/31	1,879,192
1,846,000	Hudsons Bay Simon JV Trust 2015-HBS Series 2015-HB10 A10(a)		4.1540	08/05/34	1,645,870
64,000	JP Morgan Chase Commercial Mortgage Securities Series 2018-PTC C(a),(d)	TSFR1M + 2.597%	7.9590	04/15/31	35,866
27,000	JP Morgan Chase Commercial Mortgage Securities Series 2018-PTC D(a),(d)	TSFR1M + 3.417%	8.7790	04/15/31	13,798
1,821,000	JP Morgan Chase Commercial Mortgage Securities Series 2013-LC11 D(b)		4.1600	04/15/46	859,552
3,070,317	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-WLDN A(a)		3.9100	05/05/30	2,444,292
1,000,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C28 E(a),(b)		3.6340	10/15/48	764,606
3,302,000	JPMBB Commercial Mortgage Securities Trust 2016-C1 Series 2016-C1 E(a),(b)		4.7020	03/15/49	2,424,966
2,500,000	JPMDB Commercial Mortgage Securities Trust 2016-C2 Series 2016-C2 D(a),(b)		3.3270	06/15/49	1,435,353
5,000,000	Lehman Brothers Small Balance Commercial Mortgage Series 2007-2A M2(a),(d)	TSFR1M + 0.714%	6.0700	06/25/37	3,995,099
2,667,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 D(a),(b)		4.1800	02/15/46	1,956,557
100,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 C(b)		3.9970	07/15/46	79,114
1,666,666	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29 E(a)		2.8770	05/15/49	1,141,308
3,976,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 E(a),(b)		3.0000	09/15/49	1,535,965
4,566,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 D(a),(b)		3.0000	11/15/49	2,679,425
750,000	Morgan Stanley Capital I Trust 2019-BPR Series 2019-BPR D(a),(d)	TSFR1M + 4.592%	9.9350	05/15/36	709,989
109,000	Morgan Stanley Capital I Trust 2019-MEAD Series 2019-MEAD B(a),(b)		3.1770	11/10/36	97,244
4,387,000	Palisades Center Trust Series 2016-PLSD A(a)		2.7130	04/13/33	2,469,350
4,727,952	Starwood Retail Property Trust Series 2014-STAR A(a),(d)	PRIME - 0%	8.5000	11/15/27	3,633,709
939,641	Velocity Commercial Capital Loan Trust 2017-2 Series 2017-2 M5(a),(b)		6.4200	11/25/47	754,112
256,761	Velocity Commercial Capital Loan Trust 2017-2 Series 2017-2 M6(a),(b)		7.7500	11/25/47	185,816
1,035,000	Wells Fargo Commercial Mortgage Trust Series 2013-LC12 C(b)		3.9540	07/15/46	699,008
4,892,000	Wells Fargo Commercial Mortgage Trust 2013-LC12 Series 2013-LC12 D(a),(b)		3.9540	07/15/46	1,967,655

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 110.4% (Continued)
	NON AGENCY CMBS — 25.8% (Continued)
1,666,666	Wells Fargo Commercial Mortgage Trust 2015-C27 Series 2015-C27 E(a)		2.8690	02/15/48	$ 858,945
1,631,000	Wells Fargo Commercial Mortgage Trust 2015-C27 Series 2015-C27 D(a)		3.7680	02/15/48	1,311,011
2,500,000	Wells Fargo Commercial Mortgage Trust 2015-C31 Series 2015-C31 D		3.8520	11/15/48	1,766,593
15,153,000	Wells Fargo Commercial Mortgage Trust 2016-C34 Series 2016-C34 XFG(a),(b),(c)		2.0610	06/15/49	592,293
967,758	Wells Fargo Commercial Mortgage Trust 2016-C34 Series 2016-C34 C(b)		5.0610	06/15/49	790,743
2,500,000	Wells Fargo Commercial Mortgage Trust 2016-C36 Series 2016-C36 D(a)		2.9420	11/15/59	1,634,158
2,000,000	Wells Fargo Commercial Mortgage Trust 2017-C40 Series 2017-C40 D(a)		2.7000	10/15/50	1,431,240
1,600,000	WFRBS Commercial Mortgage Trust Series 2013-C14 D(a),(b)		3.8360	06/15/46	700,341
3,000,000	WFRBS Commercial Mortgage Trust 2013-C14 Series 2013-C14 E(a)		3.2500	06/15/46	1,104,774
					86,629,837
	OTHER ABS — 1.0%
1,313,857	Bayview Commercial Asset Trust 2007-4 Series 2007-4A A2(a),(d)	TSFR1M + 0.939%	6.2950	09/25/37	1,910,983
272,042	BCMSC Trust 2001-A Series 2001-A M2(b)		8.2650	12/15/30	157,330
972,661	Conseco Finance Securitizations Corporation Series 2001-2 M1(b)		7.6900	03/01/31	997,148
157,284	Origen Manufactured Housing Contract Trust 2001-A Series 2001-A M1(b)		7.8200	03/15/32	153,350
					3,218,811
	RESIDENTIAL MORTGAGE — 30.0%
3,611,962	Ameriquest Mortgage Securities Inc Asset Backed Series 2005-R11 M6(d)	TSFR1M + 1.269%	6.6250	01/25/36	3,754,519
164,361	Amortizing Residential Collateral Trust Series 2001-BC5 M1(d)	TSFR1M + 0.939%	6.2950	08/25/31	168,614
257,549	Amortizing Residential Collateral Trust 2001-BC6 Series 2001-BC6 M2(d)	TSFR1M + 2.139%	7.4950	10/25/31	200,194
112,643	Amortizing Residential Collateral Trust 2002-BC5 Series 2002-BC5 M2(d)	TSFR1M + 1.914%	7.2700	07/25/32	113,082
37,632	Bear Stearns Asset Backed Securities Trust Series 2004-SD1 M3(e)		6.0000	12/25/42	10,857
70,859	Bear Stearns Asset Backed Securities Trust Series 2007-SD2 1A2A		6.0000	09/25/46	67,648
5,404,076	Carrington Mortgage Loan Trust Series 2005-FRE1 Series 2005-FRE1 M4(d)	TSFR1M + 1.044%	6.4000	12/25/35	3,875,204
801,196	C-BASS 2007-CB1 TRUST Series 2007-CB1 AF2(e)		5.7210	01/25/37	249,771
130,235	Chase Funding Trust Series 2003-1 Series 2003-1 2A2(d)	TSFR1M + 0.774%	6.1300	11/25/32	128,777
109,783	Chase Funding Trust Series 2003-3 Series 2003-3 1M2		4.8850	05/25/32	83,473
4,057,969	Citicorp Residential Mortgage Trust Series 2006-1 Series 2006-1 M3(e)		4.6180	07/25/36	2,596,293
1,328,652	Citicorp Residential Mortgage Trust Series 2006-2 Series 2006-2 M3(e)		5.9960	09/25/36	701,773
147,303	Citigroup Global Markets Mortgage Securities VII, Series 1997-LB6 B2		7.0000	12/25/27	49,523
221,741	Citigroup Mortgage Loan Trust 2007-AHL3 Series 2007-AHL3 A1(a),(d)	TSFR1M + 0.284%	5.6400	05/25/37	191,403
28,350	Citigroup Mortgage Loan Trust, Inc. Series 2005-OPT1 M5(d)	TSFR1M + 1.209%	6.5650	02/25/35	26,920
1,342,486	Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2 MV6(d)	TSFR1M + 1.989%	7.3450	08/25/35	1,546,823
1,084,194	Countrywide Asset-Backed Certificates Series 2002-BC3 M1(d)	TSFR1M + 1.014%	6.3700	05/25/32	1,084,761

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 110.4% (Continued)
	RESIDENTIAL MORTGAGE — 30.0% (Continued)
543,629	Countrywide Asset-Backed Certificates Series 2003-4 M1(d)	TSFR1M + 1.134%	6.4900	09/25/33	$ 484,046
200,272	Countrywide Asset-Backed Certificates Series 2004-BC3 M5(d)	TSFR1M + 1.989%	7.3450	04/25/34	188,264
506,367	Countrywide Asset-Backed Certificates Series 2004-8 M4(d)	TSFR1M + 1.989%	7.3450	10/25/34	395,687
3,281,737	Countrywide Asset-Backed Certificates Series 2006-BC1 M4(d)	TSFR1M + 1.089%	6.4450	04/25/36	2,591,489
1,829,600	Countrywide Asset-Backed Certificates Series 2006-1 MV2(d)	TSFR1M + 0.729%	4.3430	07/25/36	1,753,800
104,405	Countrywide Asset-Backed Certificates Series 2006-23 1A(d)	TSFR1M + 0.394%	5.7500	05/25/37	96,345
227,380	Countrywide Asset-Backed Certificates Series 2006-21 M1(d)	TSFR1M + 0.459%	5.8150	05/25/37	149,598
827,002	Countrywide Asset-Backed Certificates Series 2007-SD1 A1(a),(d)	TSFR1M + 1.014%	6.3700	03/25/47	632,323
459,473	Credit-Based Asset Servicing and Securitization, Series 2002-CB5 M2(d)	TSFR1M + 3.114%	4.5920	05/25/32	478,953
247,675	Credit-Based Asset Servicing and Securitization, Series 2004-CB3 B4(a),(d)	TSFR1M + 3.864%	3.5800	03/25/34	272,232
145,075	Credit-Based Asset Servicing and Securitization, Series 2004-CB3 B3(d)	TSFR1M + 4.989%	3.5800	03/25/34	225,899
108,178	Credit-Based Asset Servicing and Securitization, Series 2004-CB3 B2(d)	TSFR1M + 3.114%	3.5800	03/25/34	114,410
80,568	Credit-Based Asset Servicing and Securitization, Series 2004-CB6 B1(d)	TSFR1M + 2.814%	5.1240	07/25/35	68,397
17,780	Credit-Based Asset Servicing and Securitization, Series 2004-CB8 M1(d)	TSFR1M + 0.909%	3.7860	12/25/35	17,402
806,907	Credit-Based Asset Servicing and Securitization, Series 2006-RP2 M1(a),(d)	TSFR1M + 1.164%	6.5200	07/25/36	795,591
445,000	Credit-Based Asset Servicing and Securitization, Series 2007-CB4 A2C(e)		6.1140	04/25/37	268,077
132,574	CWABS Asset-Backed Certificates Trust 2005-1 Series 2005-1 MF4(b)		5.6540	07/25/35	100,418
1,883,000	CWABS Asset-Backed Certificates Trust 2005-4 Series 2005-4 MF3(b)		5.2360	07/25/35	1,419,727
17,685	CWABS Inc Asset-Backed Certificates Trust 2004-5 Series 2004-5 M1(d)	TSFR1M + 0.969%	6.3250	08/25/34	17,744
4,291,204	Equifirst Loan Securitization Trust 2007-1 Series 2007-1 M1(d) (h)	TSFR1M + 0.394%	5.7500	04/25/37	3,929,546
457,005	Equity One Mortgage Pass-Through Trust 2004-3 Series 2004-3 M3(e)		3.8840	07/25/34	367,637
395,425	Finance America Mortgage Loan Trust 2004-1 Series 2004-1 M6(d)	TSFR1M + 2.289%	7.6450	06/25/34	337,179
191,682	Finance America Mortgage Loan Trust 2004-2 Series 2004-2 M2(d)	TSFR1M + 1.014%	6.3700	08/25/34	182,029
640,958	First Franklin Mortgage Loan Trust 2002-FF4 Series 2002-FF4 M1(d)	TSFR1M + 1.689%	7.0450	02/25/33	514,021
281,233	First Franklin Mortgage Loan Trust 2003-FF4 Series 2003-FF4 M2(d)	TSFR1M + 2.589%	7.9450	10/25/33	239,295
883,103	First Franklin Mortgage Loan Trust 2003-FFH1 Series 2003-FFH1 M2(d)	TSFR1M + 2.739%	8.0950	09/25/33	781,173
2,878,729	First Franklin Mortgage Loan Trust 2003-FFH2 Series 2003-FFH2 M2(d) (h)	TSFR1M + 2.484%	7.8400	02/25/34	2,748,161
2,605,994	First Franklin Mortgage Loan Trust 2004-FF10 Series 2004-FF10 M2(d)	TSFR1M + 2.439%	7.7950	05/25/34	2,093,760
357,281	First Franklin Mortgage Loan Trust 2004-FF5 Series 2004-FF5 M6(d)	TSFR1M + 2.514%	7.8700	08/25/34	323,827
1,148,388	First Franklin Mortgage Loan Trust 2004-FF7 Series 2004-FF7 M5(d)	TSFR1M + 2.289%	7.6450	09/25/34	1,311,201
4,626,965	First Franklin Mortgage Loan Trust 2006-FF10 Series 2006-FF10 M1(d) (h)	TSFR1M + 0.384%	5.7400	07/25/36	5,944,308
4,376,104	First Franklin Mortgage Loan Trust 2006-FF11 Series 2006-FF11 M1(d) (h)	TSFR1M + 0.489%	5.8450	08/25/36	4,087,373
54,487	Fremont Home Loan Trust 2004-B Series 2004-B M6(d)	TSFR1M + 2.439%	7.7950	05/25/34	40,652
325	Fremont Home Loan Trust 2004-C Series 2004-C M3(d)	TSFR1M + 1.839%	7.1950	08/25/34	266

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 110.4% (Continued)
	RESIDENTIAL MORTGAGE — 30.0% (Continued)
166,297	GSAMP Trust 2004-OPT Series 2004-OPT B2(d)	TSFR1M + 2.664%	3.6890	11/25/34	$ 121,215
89,597	GSAMP Trust 2004-WF Series 2004-WF B1(d)	TSFR1M + 2.589%	7.9450	10/25/34	92,754
750,444	GSAMP Trust 2006-NC1 Series 2006-NC1 M2(d)	TSFR1M + 0.684%	6.0400	02/25/36	785,376
2,000,000	GSAMP Trust 2007-SEA1 Series 2007-SEA1 M1(a),(e)		5.5000	12/25/36	1,968,228
9,288,753	Home Equity Loan Trust Series 2007-FRE1 M1(d) (h)	TSFR1M + 0.614%	5.9700	04/25/37	9,183,931
137,000	Home Equity Mortgage Loan Asset-Backed Trust Series 2005-D M1(d)	TSFR1M + 0.774%	6.1300	03/25/36	124,844
155,865	Home Equity Mortgage Loan Asset-Backed Trust Series 2006-E 2A2(d)	TSFR1M + 0.234%	5.5900	04/25/37	107,355
5,074,885	HSI Asset Securitization Corp Trust 2007-WF1 Series 2007-WF1 M2(d) (h)	TSFR1M + 0.519%	5.8750	05/25/37	5,553,832
138,387	Lehman XS Trust 2007-1 Series 2007-1 1A4(d)	TSFR1M + 0.574%	5.9300	02/25/37	103,136
875,556	Lehman XS Trust 2007-6 Series 2007-6 2A1(d)	TSFR1M + 0.534%	5.8900	05/25/37	734,795
332,556	Mastr Specialized Loan Trust Series 2005-2 B(a),(e)		6.2500	07/25/35	321,717
49,135	Merrill Lynch Mortgage Investors Trust Series Series 2005-WMC1 M2(d)	TSFR1M + 0.909%	6.2650	09/25/35	48,897
1,092,952	Merrill Lynch Mortgage Investors Trust Series Series 2005-WMC1 B5(a),(d)	TSFR1M + 5.739%	11.0950	09/25/35	948,186
20,775	Morgan Stanley A.B.S Capital I Inc Trust 2004-NC7 Series 2004-NC7 M4(d)	TSFR1M + 1.839%	7.1950	07/25/34	20,981
164,951	Morgan Stanley A.B.S Capital I Inc Trust 2005-WMC4 Series 2005-WMC4 M6(d)	TSFR1M + 1.164%	6.5200	04/25/35	156,378
1,033,293	Newcastle Mortgage Securities Trust 2007-1 Series 2007-1 M2(d)	TSFR1M + 0.764%	6.1200	04/25/37	1,645,678
931,166	Ownit Mortgage Loan Trust Series 2004-1 Series 2004-1 B2(d)	TSFR1M + 2.889%	8.2450	07/25/35	1,203,484
2,305,080	Ownit Mortgage Loan Trust Series 2006-3 Series 2006-3 M1(d)	TSFR1M + 0.609%	5.9650	03/25/37	2,164,221
1,341,025	Park Place Securities Inc Asset-Backed Series 2004-WHQ1 M7(d)	TSFR1M + 2.889%	8.2450	09/25/34	1,215,155
3,287,229	Park Place Securities Inc Asset-Backed Series 2005-WCW1 M5(d)	TSFR1M + 1.104%	6.4600	09/25/35	2,907,882
189,648	People's Choice Home Loan Securities Trust Series Series 2004-2 M3(d)	TSFR1M + 1.839%	7.1950	10/25/34	166,665
1,325,384	People's Choice Home Loan Securities Trust Series Series 2004-2 M5(d)	TSFR1M + 2.814%	8.1700	10/25/34	863,049
9,833	Popular A.B.S Mortgage Pass-Through Trust 2005-5 Series 2005-5 AF4(e)		3.4370	11/25/35	9,716
2,377,214	Popular A.B.S Mortgage Pass-Through Trust 2006-C Series 2006-C M2(d) (h)	TSFR1M + 0.759%	6.1150	07/25/36	2,285,739
1,325,723	Quest Trust Series 2003-X4A M2(a),(d)	TSFR1M + 5.364%	3.7600	12/25/33	1,134,356
1,072,653	Quest Trust Series 2004-X2 M3(a),(d)	TSFR1M + 3.339%	8.6950	06/25/34	990,522
432,326	RAAC Series 2005-SP2 Trust Series 2005-SP2 2A(d)	TSFR1M + 0.714%	6.0700	06/25/44	363,900
200,749	RAAC Series 2006-SP1 Trust Series 2006-SP1 M2(d)	TSFR1M + 0.939%	6.2950	09/25/45	142,923
410,945	RAAC Series 2007-RP4 Trust Series 2007-RP4 A(a),(d)	TSFR1M + 0.464%	6.1700	11/25/46	384,949
358,780	RAMP Series 2003-RS7 Trust Series 2003-RS7 MII3(d)	TSFR1M + 3.714%	5.1140	08/25/33	296,591
386,390	RAMP Series 2003-RS9 Trust Series 2003-RS9 MII2(d)	TSFR1M + 1.914%	5.5880	10/25/33	378,710
222,106	RAMP Series 2005-RS8 Trust Series 2005-RS8 M2(d)	TSFR1M + 0.614%	6.2200	09/25/35	217,494
898,548	RAMP Series 2006-RS1 Trust Series 2006-RS1 M1(d)	TSFR1M + 0.524%	6.0850	01/25/36	673,571
2,423,994	RAMP Series 2006-RZ2 Trust Series 2006-RZ2 M2(d)	TSFR1M + 0.454%	5.9800	05/25/36	2,848,508

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 110.4% (Continued)
	RESIDENTIAL MORTGAGE — 30.0% (Continued)
202,462	RAMP Series 2007-RS2 Trust Series 2007-RS2 A3(d)	TSFR1M + 0.854%	6.2100	05/25/37	$ 180,445
113,335	SACO I Trust 2006-3 Series 2006-3 A1(d)	TSFR1M + 0.474%	5.8300	04/25/36	197,967
29,996	SACO I Trust 2006-6 Series 2006-6 A(d)	TSFR1M + 0.374%	5.7300	06/25/36	48,095
52,691	Saxon Asset Securities Trust 2004-2 Series 2004-2 MV3(d)	TSFR1M + 2.019%	4.1290	08/25/35	51,418
948,250	Saxon Asset Securities Trust 2005-1 Series 2005-1 B3(d)	TSFR1M + 3.639%	2.0110	05/25/35	83,798
4,500,000	Saxon Asset Securities Trust 2007-4 Series 2007-4 M1(a),(d)	TSFR1M + 3.114%	8.4700	12/25/37	2,579,900
142,039	Securitized Asset Backed Receivables, LLC Trust Series 2004-NC3 M2(d)	TSFR1M + 1.794%	7.1500	09/25/34	133,980
111,572	SG Mortgage Securities Trust 2006-OPT2 Series 2006-OPT2 A3C(d)	TSFR1M + 0.264%	5.6200	10/25/36	101,203
28,188	Soundview Home Loan Trust 2004-WMC1 Series 2004-WMC1 M4(d)	TSFR1M + 1.314%	6.6700	01/25/35	22,158
166,394	Specialty Underwriting & Residential Finance Trust Series 2003-BC2 B1(d)	TSFR1M + 4.614%	9.9700	06/25/34	173,063
55,282	Structured Asset Investment Loan Trust 2003-BC2 Series 2003-BC2 A2(d)	TSFR1M + 0.834%	6.1900	04/25/33	55,203
260,149	Structured Asset Investment Loan Trust 2003-BC2 Series 2003-BC2 M1(d)	TSFR1M + 1.494%	6.8500	04/25/33	257,751
145,759	Structured Asset Investment Loan Trust 2003-BC4 Series 2003-BC4 M4(d)	TSFR1M + 4.989%	10.3450	06/25/33	169,217
68,262	Structured Asset Investment Loan Trust 2003-BC8 Series 2003-BC8 M2(d)	TSFR1M + 2.739%	8.0950	08/25/33	61,237
508,601	Structured Asset Investment Loan Trust 2004-5 Series 2004-5 M7(d)	TSFR1M + 3.114%	8.4700	05/25/34	427,160
71,562	Structured Asset Investment Loan Trust 2004-9 Series 2004-9 M6(d)	TSFR1M + 2.889%	8.2450	10/25/34	74,198
512,216	Structured Asset Investment Loan Trust 2004-BNC2 Series 2004-BNC2 M1(d)	TSFR1M + 1.389%	6.7450	12/25/34	493,835
3,761,545	Structured Asset Investment Loan Trust 2005-9 Series 2005-9 M2(d) (h)	TSFR1M + 0.789%	6.1450	11/25/35	3,430,894
230,347	Structured Asset Securities Corp Mortgage Series 2003-36XS M1(e)		5.2320	11/25/33	184,504
273,448	Structured Asset Securities Corp Mortgage Series 2004-6XS M1(e)		5.6700	03/25/34	259,894
3,629,532	Structured Asset Securities Corp Mortgage Loan Series 2006-BC6 M1(d) (h)	TSFR1M + 0.384%	5.7400	01/25/37	3,475,963
33,588	Wilshire Mortgage Loan Trust Series 1997-2 A7(b)		6.8350	03/25/28	33,417
33,355	Wilshire Mortgage Loan Trust Series 1997-2 M2(b)		7.4250	05/25/28	33,198
					100,513,701
	WHOLE BUSINESS — 0.1%
405,888	Business Loan Express Business Loan Trust 2007-A Series 2007-AA B(a),(d)	TSFR1M + 1.214%	6.5720	10/20/40	340,288

	TOTAL NON-AGENCY ASSET BACKED SECURITIES (Cost $393,003,701)				370,320,768

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.3%
	MONEY MARKET FUND - 0.3%
1,081,517	First American Government Obligations Fund, Class X, 5.28% (Cost $1,081,517)(g)	$ 1,081,517

	TOTAL INVESTMENTS - 112.4% (Cost $412,862,803)	$ 377,157,928
	REVERSE REPURCHASE AGREEMENTS - (8.2)%	(27,628,000)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.2)%	(14,041,528)
	NET ASSETS - 100.0%	$ 335,488,400

ABS	- Asset Backed Securities
CMBS	- Commercial Mortgage Backed Securities
LLC	- Limited Liability Company
LTD	- Limited Company
REMIC	- Real Estate Mortgage Investment Conduit
12MTA	- 12-Month Treasury Average
H15T1Y	- US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
PRIME	- Prime Rate by Country United States
SOFR30A	- United States Secured Overnight Financing Rate (SOFR) Over A Rolling 30-Day Period
TSFR1M	- Term Secured Overnight Financing Rate (SOFR) 1 month
TSFR6M	- Term Secured Overnight Financing Rate (SOFR) 6 month
US0001M	- Intercontinental Exchange London Interbank Offered Rate (ICE LIBOR) USD 1 Month
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2023 the total market value of 144A securities is $105,493,326 or 31.4% of net assets.
(b)	Variable rate security; the rate shown represents the rate on December 31, 2023.
(c)	Interest only securities.
(d)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(e)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at December 31, 2023.
(f)	Zero coupon bond.
(g)	Rate disclosed is the seven day effective yield as of December 31, 2023.
(h)	All or a portion of the security is pledged as collateral for open reverse repurchase agreements.
(i)	Illiquid security. Total illiquid securities represent 1.1% of net assets as of December 31, 2023.
(j)	Less than $1 US Dollar.